Document And Entity Information	9 Months Ended
Dec. 31, 2014
Entity Registrant Name	VISION SCIENCES INC /DE/
Entity Central Index Key	0000894237
Current Fiscal Year End Date	--03-31
Entity Filer Category	Smaller Reporting Company
Document Type	S-4
Document Period End Date	Dec. 31, 2014
Document Fiscal Year Focus	2015
Document Fiscal Period Focus	Q3
Amendment Flag	false